Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Oct. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Due to Related Parties, Current		$ 206		$ 229
Prepayment of Loan		4,000	$ 7,500
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Prepayment of Loan		3,300
OCY Aurora Limited [Member]
Maximum amount of potential future payments under the guarantee		54,400
Navigator Aurora Facility [Member] | OCY Aurora Limited [Member]
Line of credit maximum borrowing capacity	$ 69,100
Debt instrument variable interest rate spread percentage	185.00%
Due to Related Parties, Current		58,000		61,400
Value Of Security In Excess Of Loan Borrowed Cumulative Gain		$ 18,400		$ 14,000